Average Annual Total Returns - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund	Jan. 29, 2025
Fidelity Growth Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.58%
Past 5 years	12.07%
Past 10 years	11.21%
Fidelity Growth Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.44%
Past 5 years	10.61%
Past 10 years	10.34%
Fidelity Growth Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.36%
Past 5 years	9.51%
Past 10 years	9.20%
RS012
Average Annual Return:
Past 1 year	22.10%
Past 5 years	11.47%
Past 10 years	11.54%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%